Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense by nature [line items]
Royalties expensed	£ 242	£ 236	£ 246
Other product costs	466	516	564
Employee benefit expense	1,452	1,637	1,805
Contract labour	139	161	152
Employee-related expense	94	115	127
Promotional costs	254	233	229
Depreciation of property, plant and equipment	123	66	90
Property and facilities	96	147	202
Technology and communications	196	192	218
Professional and outsourced services	480	396	322
Other general and administrative costs	104	85	140
Costs capitalised to intangible assets	(465)	(390)	(324)
Other net gains and losses	(16)	(230)	(128)
Other income	(54)	(69)	(64)
Total	3,648	3,620	4,140
Pre-publication assets [member]
Expense by nature [line items]
Amortisation of intangible assets	271	338	338
Software [member]
Expense by nature [line items]
Amortisation of intangible assets	115	88	85
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets – other	£ 151	£ 99	£ 138